Lease - (Maturity Analysis for Lease Liabilities) (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	¥ 16,251
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	8,738
After 1 year but within 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	6,945
After 2 years but within 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	¥ 568